Securities - Impairment (Details 2) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	$ 70,582	$ 88,153
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,029	1,515
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	26,388	9,094
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	533	510
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	96,970	97,247
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	1,562	2,025
Equity securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	4	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	3	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	2
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	6
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	4	2
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	3	6
Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	70,578	88,153
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1,026	1,515
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	26,388	9,092
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	533	504
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	96,966	97,245
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	1,559	2,019
Mortgage-backed securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	33,052	49,753
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	308	690
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	20,515	2,284
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	410	283
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	53,567	52,037
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	718	973
U.S. government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	13,774	14,039
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	207	297
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	11	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	1	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	13,785	14,039
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	208	297
Commercial mortgage [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	790	548
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	13	14
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	11
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	3
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	790	559
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	13	17
Prime and Alt A [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	325	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	1	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	1,119	1,193
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	179	250
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	1,444	1,193
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	180	250
Subprime [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	0
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	0
Non-U.S. [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	18,163	35,166
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	87	379
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	19,385	1,080
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	230	30
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	37,548	36,246
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	317	409
U.S. Treasury and government agencies [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	479	921
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	22	28
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	479	921
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	22	28
Obligations of U.S. states and municipalities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	3,905	6,890
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	107	330
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	27	20
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	8	8
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	3,932	6,910
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	115	338
Certificates of Deposit [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	1,771
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	2
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	1,771
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	2
Non-U.S. government debt securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	10,713	6,960
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	63	28
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	0
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	10,713	6,960
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	63	28
Corporate Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	18,864	18,783
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	514	418
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	90
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	1
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	18,864	18,873
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	514	419
Credit card receivables, Asset Backed Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	0	0
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	0	0
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	0	345
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	0	5
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	0	345
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	0	5
Collateralized loan obligations
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	988	460
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	4	10
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	5,750	6,321
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	113	200
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	6,738	6,781
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	117	210
Other, Debt Securities [Member]
Fair value and gross unrealized loss, securities impairment [Abstract]
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Fair Value	2,577	2,615
Available-for-sale Securities, with gross unrealized losses, Less than 12 Months, Gross unrealized losses	8	9
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Fair Value	96	32
Available-for-sale Securities, with gross unrealized losses, 12 Months or Longer, Gross unrealized losses	2	7
Available-for-sale securities, with gross unrealized losses, Fair Value, Total	2,673	2,647
Available-for-sale Securities, with gross unrealized losses, Gross Unrealized Losses	$ 10	$ 16